Operating Leases - Summary of Right of Use Assets and Operating Lease Liabilities (Details) (10-Q) - USD ($)	Jun. 30, 2019	Mar. 31, 2019
Notes to Financial Statements
Current portion	$ 483,872
Long-term, net of current portion	3,923,050
Total operating lease liabilities	$ 4,406,922